Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended						108 Months Ended
	Feb. 29, 2012 USD ($)	Feb. 29, 2012 CAD	Feb. 28, 2011 USD ($)	Feb. 28, 2011 CAD	Feb. 28, 2010 USD ($)	Feb. 28, 2010 CAD	Feb. 29, 2012 CAD
General and administrative expenses
Amortization of debt issue costs							205,242
Amortization of property and equipment		1,228		1,621		2,151	31,896
Bad debt expense							84,952
Consulting and subcontracts		105,188		137,398		137,281	1,797,668
Filing and regulatory fees		12,448		13,261		18,841	184,523
Foreign exchange loss (gain)		2,031		(2,938)		(26,010)	(36,439)
Imputed interest (Note 7)		55,944		55,536		39,069	329,010
Interest expense							2,302,583
Management fees (Note 8)		30,000		30,000		30,000	274,750
Mineral property exploration and development costs (Note 5)		50,110		54,276		50,975	1,970,448
Recovery of exploration costs (Note 5)		(75,000)					(75,000)
Office, rent and telephone		35,673		38,759		39,167	771,274
Professional fees		29,948		34,456		37,323	478,891
Travel and promotion		15,118		23,570		77,825	996,214
Net loss before other items		(262,688)		(385,939)		(406,622)	(9,316,012)
Other items
Realized gain (loss) on sale of marketable security		(37,810)		(1,306)		57,452	18,336
Realized (loss) on reallocation from Accumulated Other Comprehensive Loss				(30,900)		(60,403)	(91,303)
Impairment on available-for-sale investments		(20,919)		(57,837)			(78,756)
Fair value adjustment of derivative liabilities		139,576		439,388		343,588	1,946,686
Mineral property acquisition costs written off							126,417
Accounts payable written off							(46,281)
Income from discontinued operations							369,213
Interest income							41,799
Net loss for the period		(181,841)		(36,594)		(65,985)	(7,190,173)
Basic and diluted net loss per share	$ 0		$ 0		$ 0
Weighted average number of common shares used in per share calculations	98,061,038	98,061,038	94,040,367	94,040,367	89,464,012	89,464,012
Net loss for the period		(181,841)		(36,594)		(65,985)	(7,190,173)
Loss realized on investments disposal transferred to earning				30,900		60,403	91,303
Unrealized holding gain (loss) on available-for-sale investments				45,787		130,910	(91,303)
Comprehensive income (loss)		(181,841)		40,093		125,328	(7,190,173)
Comprehensive loss per share	$ 0		$ 0		$ 0